SHARE CAPITAL (Details 3)	12 Months Ended
	Dec. 31, 2020 shares $ / shares	Dec. 31, 2019 shares $ / shares
Disclosure of classes of share capital [abstract]
Options, outstanding, beginning | shares	46,927,500	48,265,000
Options, issued | shares	8,750,000	5,000,000
Options, issued | shares	1,100,000	750,000
Options, issued | shares	900,000	2,000,000
Options, issued | shares	600,000	0
Options, exercised | shares	(3,717,500)	0
Options, expired | shares	(2,790,000)	(7,700,000)
Options, forfeited | shares	(5,950,000)	(1,387,500)
Options, outstanding, ending | shares	45,820,000	46,927,500
Weighted average exercise price, outstanding, beginning | $ / shares	$ .57	$ .61
Weighted average exercise price, issued | $ / shares	.25	0.40
Weighted average exercise price, issued | $ / shares	.25	0.40
Weighted average exercise price, issued | $ / shares	.43	0.40
Weighted average exercise price, issued | $ / shares	.405	.00
Weighted average exercise price, exercised | $ / shares	.33	0.00
Weighted average exercise price, expired | $ / shares	.40	0.68
Weighted average exercise price, forfeited | $ / shares	.52	0.50
Weighted average exercise price, outstanding, ending | $ / shares	$ .53	$ .57